INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill
Intangible assets other than goodwill	$ 1,054	$ 966
Acquisitions	16	9
Disposals	(1)	1
Amortization	(23)	(29)
Acquisition of Foreign Investments	0	60
Foreign currency translation	(15)	49
Impact of deconsolidation due to loss of control and other	(132)	(2)
Intangible assets other than goodwill	$ 899	$ 1,054